Income Taxes - Evernorth - Interim	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company accounts for income taxes under ASC 740, which provides for an asset and liability approach of accounting for income taxes.
The income tax provision for the period from August 29, 2025 (inception) to December 31, 2025 is as follows:

2025
Deferred:
U.S. federal	$32,070,654
State	6,350,211
38,420,865
Change in valuation allowance	(38,420,865)
Provision for income taxes	$—
The provision for income taxes differs from the amount expected by applying the federal statutory rate to the loss before taxes for the period from August 29, 2025 (inception) to December 31, 2025 as follows:

2025
Statutory rate	$(32,070,654)
State taxes, net of federal benefit	(6,350,211)
Permanent book/tax differences	—
Change in valuation allowance	38,420,865
Provision for income taxes	$—
Significant components of the Company’s deferred tax assets as of December 31, 2025 are summarized below.

December 31, 2025
Deferred tax assets:
Net operating loss carryforwards	$1,374
Refundable investor advances	138,265,775
Start-up costs	280,599
Gross deferred tax assets	138,547,748
Valuation allowance	(38,420,865)
Total deferred tax assets	100,126,883
Deferred tax liabilities:
Digital assets	(100,126,883)
Total net deferred tax	$—
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The Company assessed the need for a valuation allowance against its net deferred tax assets and determined a full valuation allowance is required the Company has no history of generating taxable income. Therefore, a valuation allowance of $38,420,865 was recorded as of December 31, December 31, 2025.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2025.
Income Taxes
Income tax expense for the six months ended June 30, 2026 was approximately $0 on pre-tax loss of $188,134,733. The effective tax rate was 0.00%.
The Company’s recorded effective tax rate differs from the U.S. statutory rate primarily due to an increase in the domestic valuation allowance caused by cumulative losses.
The Company currently has a valuation allowance recorded against its deductible temporary differences and net operating loss carryforwards where the realizability of such deferred tax assets is substantially in doubt.  Each quarter, the Company assesses the likelihood that it will be able to recover its deferred tax assets. The Company considers available evidence, including significant events and transactions, both positive and negative, including reversing taxable temporary differences and forecasted earnings in assessing its need for a valuation allowance in each jurisdiction.  As a result of the Company’s analysis, it concluded that it is more likely than not that its deferred tax assets will not be realized. Therefore, the Company continues to provide a valuation allowance against its deferred tax assets in certain jurisdictions.  The Company continues to monitor available evidence and may reverse some or all its remaining valuation allowance in future periods, if appropriate. The Company has a recorded valuation allowance against its deferred tax assets of $38.4 million as of December 31, 2025.